Document and Entity Information	Mar. 29, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 29, 2023
Entity Registrant Name	GRAYBAR ELECTRIC COMPANY, INC.
Entity Incorporation State Country Code	NY
Entity File Number	000-00255
Entity Tax Identification Number	13-0794380
Entity Address, Address Line One	34 North Meramec Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	(314)
Local Phone Number	573-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000205402